FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Financial instruments pledged as collateral classified as financial assets at fair value through profit or loss	R$ 6,589,358	R$ 49,991,355